Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020
Preferred stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized	14,800,000		14,800,000	14,800,000
Preferred stock, share issued	0		0	0
Preferred stock, share outstanding	0		0	0
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized	900,000,000		900,000,000	900,000,000
Common stock, shares issued	352,024,371		332,024,371	230,485,100
Common stock, shares outstanding	352,024,371		332,024,371	230,485,100
Brilliant Acquisition Corp
Preferred stock, par value (in Dollars per share)
Preferred stock, share issued
Preferred stock, share outstanding
Common stock, par value (in Dollars per share)
Common stock, shares issued	1,511,000	1,511,000
Common stock, shares outstanding	1,511,000	1,511,000
Ordinary shares subject to possible redemption	4,600,000	4,600,000
Ordinary shares subject to possible redemption, shares redemption value (in Dollars per share)	$ 10	$ 10
Ordinary shares, shares authorized	Unlimited	Unlimited
Series A Redeemable Preferred Stock
Redeemable preferred stock, stated value (in Dollars per share)			$ 10	$ 10
Redeemable preferred stock, shares authorized			200,000	200,000
Redeemable preferred stock, shares issued			25,000	25,000
Redeemable preferred stock, shares outstanding			25,000	25,000
Redeemable preferred stock, gross (in Dollars)			$ 250,000	$ 250,000
Redeemable preferred stock, less discount (in Dollars)			$ 1,545	$ 1,545